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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21819

                          PNC LONG-SHORT TEDI FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------

                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

================================================================================

ITEM 1.    REPORTS TO STOCKHOLDERS.

PNC LONG-SHORT TEDI FUND LLC
ANNUAL REPORT
MARCH 31, 2009

PNC LONG-SHORT TEDI FUND LLC
CONTENTS
MARCH 31, 2009

                                                                         PAGE
                                                                        ------
Report of Independent Registered Public Accounting Firm ............      2

FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities ...................      3

Consolidated Statement of Operations ...............................      4

Consolidated Statements of Changes in Members' Capital .............      5

Consolidated Statement of Cash Flows ...............................      6

Consolidated Financial Highlights ..................................      7

Notes to Consolidated Financial Statements .........................      8

Directors and Officers of the Fund (Unaudited) .....................      14

Other Information (Unaudited) ......................................      18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors
of PNC Long-Short TEDI Fund LLC:

We have audited the accompanying consolidated statement of assets and liabilities of PNC Long-Short TEDI Fund LLC (the "Fund") as of March 31, 2009, and the related consolidated statements of operations and cash flows for the year then ended, and the consolidated statements of changes in members' capital for each of the two years in the period then ended and financial highlights for the years ended March 31, 2009 and 2008 and for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These consolidated financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial consolidated statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PNC Long-Short TEDI Fund LLC as of March 31, 2009, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include an investment in PNC Long-Short Master Fund LLC (the "Master Fund") valued at $1,773,563 (104.40% of total members' capital) as of March 31, 2009, whose fair value has been estimated by management in the absence of readily ascertainable market values. Management's estimate is based on information provided by the investment managers or general partners of the underlying funds of the Master Fund.

DELOITTE & TOUCHE LLP

Chicago, Illinois
May 28, 2009

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

ASSETS
Investment in PNC Long-Short Master Fund LLC ("Master Fund")              $ 1,773,563
Receivable from Master Fund for tender offer                                  200,000
Receivable from Manager                                                        40,014
Restricted cash                                                                30,000
Prepaid expenses                                                                  774
                                                                          -----------
   Total assets                                                             2,044,351
                                                                          -----------
LIABILITIES
Note payable for tender offer                                                 230,000
Administration fee payable                                                     46,624
Incentive fee payable                                                             456
Other accrued expenses                                                         35,195
                                                                          -----------
   Total liabilities                                                          312,275
                                                                          -----------
   Net assets                                                             $ 1,732,076
                                                                          ===========

MEMBERS' CAPITAL
Capital                                                                   $ 2,041,500
Accumulated net investment loss                                              (174,094)
Accumulated net realized gain on investments                                  570,037
Net unrealized depreciation on investments                                   (705,367)
                                                                          -----------
     Members' capital                                                     $ 1,732,076
                                                                          ===========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2009

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                        $     1,820
   Expenses                                                                   (48,093)
                                                                          -----------
     Net investment loss allocated from Master Fund                           (46,273)
                                                                          -----------

OPERATING EXPENSES
Administration fees                                                            20,490
Directors' fees                                                                 7,812
Chief Compliance Officer fees                                                   6,299
Incentive fees                                                                    456
Audit and tax fees                                                             42,240
Legal fees                                                                     27,643
Printing fees                                                                  25,283
Registration fees                                                               4,964
Tax expense                                                                       299
Other expenses                                                                 (2,304)
                                                                          -----------
        Total expenses                                                        133,182
Less:
     Expense waiver/reimbursement from Manager                               (119,589)
                                                                          -----------
        Net expenses                                                           13,593
                                                                          -----------
        Net investment loss                                                   (59,866)
                                                                          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
     MASTER FUND

Net realized gain on investments                                              296,151
Net change in unrealized appreciation on investments                         (772,631)
                                                                          -----------
        Net realized and unrealized loss on investments allocated from
          Master Fund                                                        (476,480)
                                                                          -----------
Net decrease in members' capital from operating activities                $  (536,346)
                                                                          ===========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                                       $   (65,160)
Net realized gain on investments                                              256,254
Net change in unrealized appreciation on investments                         (128,255)
                                                                          -----------
   Net increase in members' capital from operating activities                  62,839
                                                                          -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                              285,000
Cost of Interests repurchased                                                (100,000)
                                                                          -----------
   Net increase in members' capital from capital transactions                 185,000
                                                                          -----------
MEMBERS' CAPITAL
Balance at beginning of year                                                2,120,583
                                                                          -----------
Balance at end of year                                                    $ 2,368,422
                                                                          ===========

FOR THE YEAR ENDED MARCH 31, 2009

FROM OPERATING ACTIVITIES
Net investment loss                                                       $   (59,866)
Net realized gain on investments                                              296,151
Net change in unrealized appreciation on investments                         (772,631)
                                                                          -----------
   Net decrease in members' capital from operating activities                (536,346)
                                                                          -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                              300,000
Cost of Interests repurchased                                                (400,000)
                                                                          -----------
   Net decrease in members' capital from capital transactions                (100,000)
                                                                          -----------
MEMBERS' CAPITAL
Balance at beginning of year                                                2,368,422
                                                                          -----------
Balance at end of year                                                    $ 1,732,076
                                                                          ===========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities                      $  (536,346)
Adjustments to reconcile net decrease in members' capital from operating activities to net cash used in operating activities
   Purchases of investments in Master Fund                                         (437,770)
   Proceeds from sale of investments in Master Fund                                 503,783
   Net income loss and realized/unrealized loss allocated from Master Fund          522,753
   Increase in restricted cash                                                      (30,000)
   Decrease in receivable from Manager                                               23,671
   Decrease in prepaid directors' fees                                                  548
   Increase in prepaid expenses                                                        (774)
   Increase in administration fee payable                                            15,000
   Decrease in Chief Compliance Officer fees payable                                   (652)
   Decrease in due to Master Fund                                                   (62,589)
   Decrease in incentive fee payable                                                 (7,024)
   Decrease in other accrued expenses                                               (20,600)
                                                                                -----------
        Net cash used in operating activities                                       (30,000)
                                                                                -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                    300,000
Cost of Interests repurchased                                                      (270,000)
                                                                                -----------
        Net cash provided by financing activities                                    30,000
                                                                                -----------
        Net change in cash and cash equivalents                                          --

CASH AND CASH EQUIVALENTS
Beginning of year                                                                        --
                                                                                -----------
End of year                                                                     $        --
                                                                                ===========

NON-CASH FINANCING ACTIVITIES
   Receivable from Master Fund for tender offers                                $   200,000

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS

                                                                                    PERIOD
                                                         YEAR ENDED   YEAR ENDED     ENDED
                                                          MARCH 31,    MARCH 31,   MARCH 31,
TOTAL RETURN                                                2009         2008        2007+
                                                         ----------   ----------   --------
Total return before incentive fee (1)                        (23.29)%       3.53%     10.60%
Incentive fee                                                 (0.01)%      (0.37)%    (1.12)%
                                                         ----------   ----------   --------
        Total return after incentive fee (1)                 (23.30)%       3.16%      9.48%
                                                         ==========   ==========   ========
Members' capital, end of period (000's)                  $    1,732   $    2,368   $  2,121

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio,
   before waivers and reimbursements                          (8.25)%      (8.46)%   (13.92)% (3)
   net of waivers and reimbursements                          (2.75)%      (2.86)%    (4.78)% (3)
Expense ratio before incentive fee,
   before waivers and reimbursements (2)                       8.31%        8.19%     12.21% (3)
   net of waivers and reimbursements (2)                       2.81%        2.59%      3.07% (3)

Expense ratio before incentive fee, net of
   waivers and reimbursements                                  2.81%        2.59%      3.07% (3)
Incentive fee                                                  0.02%        0.33%      1.33% (3)
                                                         ----------   ----------   --------
   Expense ratio after incentive fee, net of
     waivers and reimbursements                                2.83%        2.92%      4.40% (3)
                                                         ==========   ==========   ========
Portfolio turnover (5)                                         2.31%       32.69%      5.78% (4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The waivers/ reimbursements consist of voluntary payments made by the Manager. See Note 2 in Notes to Consolidated Financial Statements.

(3)   Annualized.

(4)   Not annualized.

(5) Portfolio turnover represents the Master Fund's portfolio turnover and is calculated for the period indicated.

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

1.    ORGANIZATION

      PNC Long-Short TEDI Fund LLC, the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale. The Fund was formed on August 4, 2005 with operations commencing on July 1, 2006.

      The Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the PNC Long-Short Cayman Fund LDC (formerly Mercantile Long-Short Manager Offshore Fund for Tax-Exempt/Deferred Investors (TEDI) LDC), the "Offshore Fund", a Cayman Islands limited duration company with the same investment objectives as the Fund. The Offshore Fund commenced operations on July 1, 2006. The Offshore Fund invests substantially all of its investable assets into PNC Long-Short Master Fund LLC (the "Master Fund"), a Delaware limited liability company with the same investment objectives as the Fund and the Offshore Fund. The Offshore Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. The Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 6.0% of the Master Fund as of March 31, 2009. As the Fund controls substantially all of the operations of the Offshore Fund, these financial statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

      The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements.

      The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Fund's members approved the new investment management agreements.

At March 31, 2009, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $117,019.

The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A.    PORTFOLIO VALUATION

      The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

      The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

B.    FAIR VALUE MEASUREMENTS

      The Fund and the Master Fund adopted Financial Accounting Standards Board
      (FASB) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS No. 157), effective April 1, 2008. SFAS No. 157 disclosures by the Master Fund are included in Note 2 of the Master Fund's financial statements.

C.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

      Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

D.    SEGREGATED ACCOUNT

      A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from tender offers.

E.    FUND EXPENSES

      The Fund will bear all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: legal fees; administrative fees; auditing fees; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. Certain expenses of the Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to members. The Master Fund pays the expense allocated to, and incurred by, the Fund and is reimbursed by the Fund through the redemption of Interests in the Master Fund.

F.    INCOME TAXES

      The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to such member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. Tax years 2006, 2007 and 2008 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Master Fund is subject to other filing requirements.

G.    DISTRIBUTION POLICY

      The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

H.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

      The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At March 31, 2009, there was no investment in this registered investment company.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

      I.    CAPITAL ACCOUNTS

            Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

      J.    RESTRICTED CASH

            The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

      K.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    INCENTIVE FEES

            The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

      B.    ADMINISTRATION AND OTHER FEES

            The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee at an annual rate of 0.25% of members' capital of the Fund plus a $15,000 flat fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

      C.    BOARD FEES

            The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the six-month period ended March 31, 2009 were $10,919, which includes $3,107 allocated from Master.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the year ended March 31, 2009, aggregate purchases of the Master Fund amounted to $437,770 and aggregate sales of the Master Fund amounted to $503,783.

8.    TENDER OFFERS

      On February 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of members' capital of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2008. Tenders with a value in the amount of $100,000 were received and accepted by the Fund from members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after June 30, 2008. Members received an initial payment of $90,000 on July 31, 2008 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year-end audit.

      On May 28, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of members' capital of the Fund tendered by Members of the Fund at a price equal to the net asset value at September 30, 2008. Tenders with a value in the amount of $100,000 were received and accepted by the Fund from Members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to payment on or about 30 days after September 30, 2008. Members received an initial payment of $90,000 on October 31, 2008 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year-end audit.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

On August 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of members' capital of the Fund tendered by Members of the Fund at a price equal to the net asset value at December 31, 2008. Tenders with a value in the amount of $100,000 were received and accepted by the Fund from Members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after December 31, 2008. Members received an initial payment of $90,000 on January 31, 2009 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year-end audit.

On November 24, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of members' capital of the Fund tendered by members of the Fund at a price equal to the net asset value at March 31, 2009. Tenders with a value in the amount of $100,000 were received and accepted by the Fund from members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after March 31, 2009. Members received an initial payment of $90,000 on April 30, 2009 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year-end audit.

On February 24, 2009, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of members' capital of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2009. Tenders with an estimated value in the amount of $100,000 were received and accepted by the Fund from members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to an initial payment in an amount equal to at least 90% of the tender, on or about 30 days after June 30, 2009, and the remaining payment promptly after the completion of the Fund's March 31, 2010 year end audit.

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o PNC Long-Short TEDI Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS

                       POSITION(S)   LENGTH OF         PRINCIPAL
                        HELD WITH       TIME          OCCUPATION(S)
  NAME AND AGE            FUND         SERVED      DURING PAST 5 YEARS    OTHER DIRECTORSHIPS HELD BY DIRECTOR
----------------       -----------   ----------   --------------------   ---------------------------------------
L. White               Director      Since 2003   Retired since 2001;    PNC Alternative Strategies Master Fund
Matthews, III                                     Chairman, Ceridian     LLC, PNC Alternative Strategies Fund
Age: 63                                           Corporation, 2006 to   LLC, PNC Alternative Strategies TEDI
                                                  present.               Fund LLC, PNC Long-Short Fund LLC,
                                                                         PNC Long-Short Master Fund LLC,
                                                                         PNC Absolute Return Fund LLC, PNC
                                                                         Absolute Return Master Fund LLC, PNC
                                                                         Absolute Return TEDI Fund LLC; PNC
                                                                         Funds, Inc.; Matrixx Initiatives, Inc.
                                                                         pharmaceuticals); Imation Corp. (data
                                                                         storage products).

Edward D. Miller        Director      Since 2002  Dean and Chief         PNC Alternative Strategies Master Fund
Age: 66                                           Executive Officer,     LLC, PNC Alternative Strategies Fund
                                                  Johns Hopkins          LLC, PNC Alternative Strategies TEDI
                                                  Medicine, January      Fund LLC, PNC Long-Short Fund LLC,
                                                  1997 to present.       PNC Long-Short Master Fund LLC,
                                                                         PNC Absolute Return Fund LLC, PNC
                                                                         Absolute Return Master Fund LLC, PNC
                                                                         Absolute Return TEDI Fund LLC; PNC
                                                                         Funds, Inc.; Bradmer Pharmaceuticals
                                                                         Inc. (pharmaceuticals).

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

John R. Murphy           Director       Since 2002   Vice Chairman,           PNC Alternative Strategies Master Fund
Age: 75                  and Chairman                National Geographic      LLC, PNC Alternative Strategies Fund
                         of the Board                Society, March 1998      LLC, PNC Alternative Strategies TEDI
                                                     to present.              Fund LLC, PNC Long-Short Fund LLC,
                                                                              PNC Long-Short Master Fund LLC,
                                                                              PNC Absolute Return Fund LLC, PNC
                                                                              Absolute Return Master Fund LLC, PNC
                                                                              Absolute Return TEDI Fund LLC; PNC
                                                                              Funds, Inc.; Omnicom Group, Inc.
                                                                              (media and marketing services); Sirsi
                                                                              Dynix (technology).

Thomas L. Owsley         Director       Since 2005   Retired since August     PNC Alternative Strategies Master Fund
Age: 68                                              2004; President,         LLC, PNC Alternative Strategies Fund
                                                     Chief Executive          LLC, PNC Alternative Strategies TEDI
                                                     Officer and Chief        Fund LLC, PNC Long-Short Fund LLC,
                                                     Operating Officer,       PNC Long-Short Master Fund LLC,
                                                     Crown Central            PNC Absolute Return Fund LLC, PNC
                                                     Petroleum                Absolute Return Master Fund LLC, PNC
                                                     Corporation 2003 to      Absolute Return TEDI Fund LLC; PNC
                                                     August 2004: Senior      Funds, Inc.
                                                     Vice President,
                                                     General Counsel and
                                                     Corporate Secretary,
                                                     Crown Central
                                                     Petroleum
                                                     Corporation, 2001 to
                                                     2003.

George R. Packard, III   Director       Since 2002   President, U.S.-Japan    PNC Alternative Strategies Master Fund
Age: 77                                              Foundation, July         LLC, PNC Alternative Strategies Fund
                                                     1998 to present.         LLC, PNC Alternative Strategies TEDI
                                                                              Fund LLC, PNC Long-Short Fund LLC,
                                                                              PNC Long-Short Master Fund LLC,
                                                                              PNC Absolute Return Fund LLC, PNC
                                                                              Absolute Return Master Fund LLC, PNC
                                                                              Absolute Return TEDI Fund LLC; PNC
                                                                              Funds, Inc.

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

INTERESTED DIRECTOR

                          POSITION     LENGTH OF
                          HELD WITH      TIME       PRINCIPAL OCCUPATION       OTHER DIRECTORSHIPS HELD BY
     NAME AND AGE           FUND        SERVED      DURING PAST 5 YEARS                  DIRECTOR
-----------------------   ---------   ----------   ---------------------   ------------------------------------
Decatur H. Miller (1)     Director    Since 2002   Retired.                PNC Alternative Strategies Master
Age: 76                                                                    Fund LLC, PNC Alternative Strategies
                                                                           Fund LLC, PNC Alternative Strategies
                                                                           TEDI Fund LLC, PNC Long-Short
                                                                           Fund LLC, PNC Long-Short Master
                                                                           Fund LLC, PNC Absolute Return Fund
                                                                           LLC, PNC Absolute Return Master
                                                                           Fund LLC, PNC Absolute Return
                                                                           TEDI Fund LLC; PNC Funds, Inc.

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which PNC Bank, N.A., the parent company of PNC Capital Advisors, Inc. ("PCA"), is also a co-trustee.

OFFICERS OF THE FUND

Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

                         POSITION         LENGTH OF
                         HELD WITH          TIME                       PRINCIPAL OCCUPATION(S)
    NAME AND AGE            FUND           SERVED                        DURING PAST 5 YEARS
---------------------  --------------   ------------   -----------------------------------------------------
Kevin A. McCreadie     President        Since 2004     President and Chief Executive Officer, PCA since
Age: 48                                                March 2004; Chief Investment Officer, PCA since
                                                       2002; Chief Investment Officer, PNC Wealth
                                                       Management since 2007; Partner of Brown Investment
                                                       Advisory & Trust Company from 1999 to 2002.

Jennifer E. Spratley   Vice President   Since          Treasurer and Vice President, PCA since September
Age: 40                and Treasurer    March 2008     2007; Unit Leader, Fund Accounting and
                                        and            Administration, SEI Investments Global Funds Services
                                        September      2005 to 2007; Fund Accounting Director, SEI Global
                                        2007,          Funds Services 1999 to 2007.
                                        respectively

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

                                          LENGTH
                        POSITION HELD    OF TIME                          PRINCIPAL OCCUPATION(S)
    NAME AND AGE          WITH FUND       SERVED                            DURING PAST 5 YEARS
--------------------   --------------   ----------      -----------------------------------------------------------
George L. Stevens      Assistant Vice   Since 2008      Director-CCO Services, Beacon Hill Fund Services, Inc.
Age: 58                President and                    (distributor services, chief compliance officer services
                       Chief                            and/or chief financial officer services) since 2008; Vice
                       Compliance                       President, Citi Fund Services Ohio, Inc. from 1995 to 2008.
                       Officer

Jennifer E. Vollmer    Secretary        Since 2002      Senior Counsel, The PNC Financial Services Group, Inc.
Age: 37                                                 since March 2007; Secretary, PCA since 2001; Vice
                                                        President, PCA 2001 to 2007.

Savonne L. Ferguson    Assistant        Since 2004      Vice President, PCA since September 2007; Assistant Vice
Age: 35                Secretary                        President, PCA 2002 to 2007.

PNC LONG-SHORT TEDI FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2009

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

PNC LONG-SHORT MASTER FUND LLC
ANNUAL REPORT
MARCH 31, 2009

PNC LONG-SHORT MASTER FUND LLC
CONTENTS
MARCH 31, 2009

                                                                     PAGE
                                                                     ----
Fund Commentary (Unaudited) .....................................     2

Report of Independent Registered Public Accounting Firm .........     8

FINANCIAL STATEMENTS

Schedule of Investments .........................................     9

Statement of Assets and Liabilities .............................     11

Statement of Operations .........................................     12

Statements of Changes in Members' Capital .......................     13

Statement of Cash Flows .........................................     14

Financial Highlights ............................................     15

Notes to Financial Statements ...................................     16

Liquidity of Investment Funds (Unaudited) .......................     23

Directors and Officers of the Fund (unaudited) ..................     24

Other Information (Unaudited) ...................................     28

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2009

Dear Members:

PNC Long-Short Master Fund(1) (the "Fund") declined 20.74%, net of all fees, expenses and incentive allocations, for the 12 months ended March 31, 2009 (the "Reporting Period").

The Fund produced positive returns in three of the 12 months during the Reporting Period. While the Fund's objective continued to be to provide investors global equity exposure with less risk than a traditional "long-only" global equity strategy, the impact of what can only be described as one of the most turbulent periods ever for the world financial markets was severe. Indeed, the majority of the Fund's sub-funds bore the effects of the carnage that wreaked havoc on the equity markets. The equity market's decline particularly punished those sub-fund managers with a long bias who did not prudently reduce gross and net exposures given the turmoil and increased volatility in the markets. Some of the Fund's more aggressive sub-funds lagged most.

On the positive side, a few of the Fund's sub-fund managers were bearish on the economy and expressed successful short bets. With their performance, the Fund was able to protect capital relative to the broader equity markets during the Reporting Period as a whole. In fact, while the Fund's absolute return during the Reporting Period was most disappointing, it is worth noting that on a relative basis, the Fund outperformed worldwide equity markets as well as the HFRX Equity Hedge Index.(2) For the Reporting Period, the S&P 500 Index(3) declined 38.09%, the MSCI World Index(4) fell 42.19%, and the HFRX Equity Hedge Index dropped 21.11%.

Given the absolute losses experienced by the Fund during the Reporting Period, its out-performance of these indices may be small solace, but it is also testament to our emphasis on both risk management and investment opportunity. Such out-performance by the Fund also indicates that even with a broad-based equity market decline, sub-fund manager and hedge fund strategy selection decisions can help. Especially in times such as this, it is also important to maintain a long-term perspective. Since its inception on December 27, 2002, the Fund has gained 3.23%, net of all fees, expenses and incentive allocations, on an annualized basis through March 31, 2009.

MARKET AND ECONOMIC REVIEW

The Reporting Period was dominated by dramatic actions--by the Federal Reserve Board (the Fed), the U.S. government, international central banks and financial institutions worldwide--the likes of which had not been seen since the Great Depression, as unprecedented events plagued the global economy. In mid-March 2008, just before the Fund's Reporting Period began, JPMorgan Chase purchased Bear Stearns, then Wall Street's fifth-largest investment bank, under pressure from the Fed. During the Reporting Period, government-sponsored enterprises Fannie Mae and Freddie Mac and insurer AIG came under the control of the Fed. Lehman Brothers filed for bankruptcy. Merrill Lynch merged with Bank of America. Morgan Stanley and Goldman Sachs were restructured to become bank holding companies. A ban on short selling was instituted on almost 1,000 select financial and other companies. Bernie Madoff's multi-billion dollar fraudulent investment schemes were uncovered. Governments around much of the world either took equity positions in several of their nations' banks or announced plans for equity injections and purchases of bank assets. The U.S. government actively negotiated a pending bailout of the automobile industry. Governments and central banks globally worked hard through a variety of stimulus packages and acronym-laden programs to avoid a complete and massive meltdown of the financial markets.

The impact on the hedge fund industry, as well as on the broad financial markets, of these actions

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2009

was severe. The credit crunch restricted lending to hedge funds and forced rapid deleveraging. Such deleveraging and de-risking, in turn, put pressure on many investment securities across the asset class spectrum. The global short selling ban further interfered with effective hedging strategies, resulting in many managers suffering losses as they were squeezed out of their short sales. As the year progressed, volatility spiked faster than managers could reduce portfolio risk, and hedge fund managers with greater exposures or less liquid investments fared worst. All told, effective implementation of hedge fund strategies became extraordinarily challenging, as both equity and fixed income markets were increasingly being driven by government action, rumors and liquidations rather than by fundamentals.

Toward the end of the Reporting Period, there were some glimmers of hope. Most of the major U.S. equity market indexes gained ground in March 2009. In fact, March was the best month since 2002 for the major U.S. equity market indexes. The U.S. bond market also generated solid returns in March, responding well to Treasury Secretary Geithner's announcement of a program to remove bad assets from banks' balance sheets, as part of the further details outlined in his financial stability plan. In addition, the Fed announced that it will expand its quantitative easing program, whereby the Fed essentially prints money to purchase Treasuries as well as other agency debt and mortgage-backed securities. Even hard asset commodities and their corresponding equity sectors experienced their best monthly gains in March 2009 since the middle of 2008, led by industrial metals. The financial markets were behaving more rationally in large part because the level of forced selling by leveraged investors subsided somewhat. While volatility remained elevated, the extreme levels we saw during the second half of 2008, in particular, had moderated by the end of the March 2009. We believe March may have set the early stages of a return to fundamental investing.

FUND REVIEW

As Investment Adviser, we carefully evaluated the Fund's strategies and strategy allocation throughout the Reporting Period and made changes in an effort to further diversify the portfolio for enhanced risk management and increased potential returns.

As of March 31, 2009, there were 14 managers in the Fund, as we added one manager and redeemed one manager during the Reporting Period. Of the 14 hedge funds in the Fund at the end of March 2009, four generated positive returns during the Reporting Period. In all, the managers in the Fund employed six strategies over the course of the Reporting Period. Of the six strategies in use, unfortunately only one generated positive returns during the Reporting Period.

- TRADING STRATEGIES -- Trading strategies generally employ investments in equity, debt, currencies and commodities across multiple sectors, economies, market capitalizations and more based on macroeconomic modeling. This strategy component was the only one to generate positive returns during the Reporting Period, thus producing the best performance for the Fund on a relative basis. Both Cipher Composite Fund, L.P. ("Cipher"), a systematic commodity trading adviser, and Peak Select Partners L.P. ("Peak Select"), the Fund's global macro manager that trades commodities, fixed income, currencies and equities, were able to provide true "absolute returns," i.e. each contributed positive performance during the Reporting Period independent of the broad market trends. Both exist in the Fund's portfolio as diversifiers and, by generating positive returns, diversify is exactly what they did during this tumultuous time for the equity markets. Cipher was able to take advantage of trends in energy commodities, including crude oil, and in currencies. Peak Select rode the upside in commodities during the first months of the Reporting Period and then established short positions in commodities during the second half of 2008, participating on the downside as commodities reversed

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2009

      course with plummeting prices starting in July 2008. The trading strategies component of the Fund shifted from 9.3% at the end of March 2008 to just below 14.6% of the Fund's net assets at the end of March 2009.

- GLOBAL HEDGED EQUITY STRATEGIES -- The global hedged equity strategies component (formerly known as international hedged equity strategies) generated negative returns during the Reporting Period. However, Horseman Global Fund, L.P. ("Horseman"), a global long/short equity fund, generated gains solid enough to make it both the top performer within the component and the best performing sub-fund for the Fund overall. Horseman uses equities to express top-down views on the global economy. It tracks credit markets and bank balance sheets to forecast the economic environment. Horseman maintained a bullish bias from 2004 through 2007, participating in the bull market. It then reversed its view in the second half of 2007, prudently moving to a bearish stance and adopting a net short exposure. Maintaining a liquid portfolio was key to Horseman's ability to reverse its exposure in a timely fashion. Maintaining a short bias through 2008 contributed to Horseman's success during the Reporting Period. Having the ability to be short the market remains a major advantage that hedge funds have over traditional long-only managers. Effective April 1, 2008, we added Firebird Global Fund II, L.P. ("Firebird"), a global fund focused on public and private equity investments in frontier markets, early stage companies, and out-of-favor industries. Firebird tends to invest principally in emerging growth companies and emerging markets, such as Saudi Arabia and Mongolia, that are overlooked by more traditional investors. The manager was added to provide the Fund with geographic diversification into markets that have been shown to historically have a relatively low correlation with the rest of the world. During the Reporting Period, however, Firebird performed poorly as did Kingdon Associates, L.P., the third manager in this area, as both are long-biased by nature. The Fund's allocation to global hedged equity strategies went from 16.6% of the Fund's net assets at the start of the Reporting Period to 17.2% of the Fund's net assets at the end of March 2009.

- U.S. HEDGED EQUITY STRATEGIES -- U.S. hedged equity strategies generally involve taking a secondary position with the expressed purpose of counterbalancing a known risk involved with a primary position. This can be accomplished by taking positions in specifically related securities for specific risks or by purchasing index options for market risks. During the Reporting Period, the two managers within the U.S. hedged equity strategies component generated negative results. Blue Harbour Strategic Value Partners, L.P. ("Blue Harbour") is a long-biased "friendly activist" sub-fund that operates in the small-cap equity investment universe. Blue Harbour's net long position hurt its performance as the equity markets plummeted. By the end of the Reporting Period, Blue Harbour was much more defensively positioned, not taking much market risk. Wynnefield Partners Small Cap Value, L.P. ("Wynnefield") is a small-cap value manager that is also long-biased. As markets deteriorated during the fourth calendar quarter of 2008, its portfolio was swept along in the massive sell-off. At the end of March 2009, Wynnefield believed that the market for small-cap value equities had bottomed, so it had covered all of its shorts and was approximately 120% net long. Wynnefield was focused on stocks that at the end of March were trading at 3x enterprise value/EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and which it believes could double or triple in value over the months ahead. Wynnefield's two largest positions at the end of the Reporting Period were Cornell Companies, which provides correctional, treatment and educational services outsourced by federal, state and local government agencies, and MVC Capital, an investment company that provides equity, subordinated and senior debt financing to middle market, growth-oriented companies in a variety of industries. The U.S. hedged equity strategy component of the Fund shifted from 15.5% of the Fund's net assets at the close of March 2008 to 14.6% of the Fund's net assets at the end of March 2009.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2009

- SECTOR HEDGED EQUITY STRATEGIES -- Sector hedged equity strategies are strategies that focus on specific sectors of the markets, such as telecommunications, healthcare, real estate, energy or technology. Typically both long and short strategies will be used to target positive returns. Artis Partners 2X (Institutional), L.P. ("Artis"), the Fund's technology manager, generated positive returns during the Reporting Period even in the face of a 32.35% annual drop in the NASDAQ Composite Index.(5) Artis accomplished this by actively trading its portfolio and reducing its exposures, even going net short at one point during the Reporting Period. The component overall was dragged down by the disappointing performance of Lucas Energy Total Return Partners, L.P. ("Lucas Energy"), which primarily invests in energy equities. Lucas Energy's bias toward energy assets conflicted with the market's flight to cash during the Reporting Period and cost the sub-fund a significant amount of short-term performance. The managers of Lucas Energy do not believe that the energy cycle is over, but rather that the pullback in oil prices is temporary. They plan to stabilize the sub-fund and return to generating gains by increasing its allocation to royalty trusts yielding about 10%. Royalty trusts are entities created to pay out at least 90% of the net cash flows generated from oil, coal, natural gas, or other energy assets to their unitholders. Other companies actually produce the resources and pay royalties to the trust. Effective December 31, 2008, we redeemed TCS Capital II, L.P. ("TCS"), the Fund's media/telecommunications manager. We redeemed TCS because we felt its manager did not properly manage risk during the market turmoil of 2008. The sub-fund was positioned rather aggressively through most of the year, choosing not to cut back exposures despite all the market volatility and the portfolio's poor performance. Thus, with three managers at the end of the Reporting Period, the Fund's allocation to this component shifted from 26.3% of the Fund's net assets at March 31, 2008 to 20.1% of the Fund's net assets at March 31, 2009.

- EVENT HEDGED EQUITY STRATEGIES -- Event hedged equity strategies, in general, are approaches that seek to benefit from merger arbitrage, equity restructurings, spin-offs, stub trades, asset sales and liquidations. This strategy had been a strong performer for the Fund up until July 2008, but produced disappointing results for the Reporting Period overall. Harbinger Capital Partners Fund I, L.P. ("Harbinger"), which manages a long/short event/distressed investment strategy, had historically returned smooth, consistent results but grew volatile in 2008 given its emphasis on strategic investments. These sizable holdings, such as an investment in The New York Times, became illiquid at a time when Harbinger was raising cash to meet investor redemptions. On the other hand, Owl Creek II, L.P. ("Owl Creek"), an opportunistic, event-driven, bottom-up global portfolio, was able to limit losses by effectively managing its risk. Owl Creek prudently reduced both gross and net exposures throughout the Reporting Period and continued to reduce the size of its portfolio in anticipation of what it believes will be plentiful opportunities in distressed debt and event-driven equities over the months ahead. The third manager in this component, Castlerigg Partners, L.P., which is a global event-driven portfolio that invests primarily in risk arbitrage and event-driven distressed situations, such as mergers and acquisitions, faced a particularly challenging time in these markets. The credit crisis made it difficult to obtain financing for corporate deals, thus making it an especially tough environment for merger arbitrage managers. Event hedged equity strategies comprised 19.4% of the Fund's net assets at the end of March 2008 and 24.5% of the Fund's net assets at the end of March 2009.

- CREDIT STRATEGIES -- Credit strategies may consist of several investment categories within the credit space, including leveraged loans, distressed debt and other special situations such as secured aircraft loans, municipal bonds, real estate and high yield securities. During what was a most challenging time for the credit markets, this strategy performed poorly. Long-biased Camulos Partners, L.P.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2009

      ("Camulos"), the Fund's single credit strategy manager, struggled. Camulos is a multi-strategy credit and special situations fund, whose investment objective is to achieve long-term capital growth primarily through investing in a range of credits, loans and special situation debt securities mostly in North America and Europe. Its emphasis was on leveraged loans, but the leveraged loan market sold off during the Reporting Period, as leveraged credit investors were forced to sell positions. Hedging these loans with liquid index hedges proved ineffective when the demand for hedging overwhelmed the size of the market. Although the leveraged loan market recovered somewhat during the first quarter of 2009, the future of Camulos is uncertain. The Fund's allocation to credit strategies was 5.9% at the end of March 2008 and 4.9% of the Fund's net assets at the end of the Reporting Period.

STRATEGY AHEAD

With market volatility levels moderating toward the end of the Reporting Period, hedge fund performance also stabilized a bit. Most sub-fund managers were playing defense, having reduced their gross and net exposures to protect capital against further deterioration. The resultant enhanced flexibility to participate in a future market recovery, together with investors' renewed focused on company balance sheets and earnings models, should mean hedge funds overall are well positioned going forward.

Indeed, despite the disappointing losses experienced during the Reporting Period, we believe hedge funds remain an attractive investment. Hedge funds as a whole have outperformed other asset classes in recent years and have outpaced equities even during the most recent fiscal year. While history is certainly no guarantee of future performance, it does serve as a useful guide. We remain constructive in our view for two other reasons. First, forced selling has caused fundamental and relative value mispricings, creating attractive opportunities for long/short managers. Second, many hedge funds have gone out of business and others are operating with a much-reduced asset base as a result of poor performance and redemptions. While we expect the industry to shrink further, the field will be less crowded and offer, in our view, more profitable opportunities for survivors.

Importantly, as we move forward, we intend to maintain the same investment process and discipline that we have used in the past. Thus, for example, while we believe the Fund is well diversified by strategy, geography, sector and market capitalizations, as Investment Adviser, we continue to look for ways to enhance its diversification as we seek to reduce volatility in the Fund. We also continue to evaluate the Fund and each of its sub-fund managers, assessing risks and looking for potential opportunities. We expect to add new managers in the next few months that will provide enhanced Fund diversification both in their very number and in the strategies they use. At the end of March, we were in the midst of evaluating a variety of short-biased managers, short-term traders, market neutral managers, natural gas traders and more. In so doing, we are particularly looking to increase the Fund's emphasis on improved portfolio liquidity. Thus, we are seeking to allocate Fund assets to managers that invest in liquid assets, such as equities and futures, but who also offer generous liquidity terms, such as the ability to redeem on a monthly or quarterly basis. In our view, sub-funds that offer advantageous liquidity terms will enable us to better manage risk in the Fund's portfolio.

We should note that the Fund had a higher position in a liquid registered investment company at the end of the Reporting Period than it has historically maintained--approximately 13.4% of Fund net assets at March 31, 2009. We implemented this strategy as a means to help preserve capital during what were extraordinarily volatile market conditions, to effectively manage investment fund flows, and to have the flexibility to allocate assets as we add new managers to the Fund going forward.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2009

Sincerely,

ADVANTAGE ADVISERS MANAGEMENT, LLC

(1) The Fund commenced investment operations on July 1, 2006. The performance and portfolio holdings discussed herein include the past performance and portfolio holdings of a predecessor fund with the same investment objective and strategies that transferred all of its assets to the Fund on July 1, 2006.

(2) The HFRX Equity Hedge Index is an investable hedge fund index designed to provide returns that reflect the performance of the equity hedge sector of the hedge fund universe.

(3) The S&P 500 Index is a capitalization weighted index of 500 of the largest companies trading on the NYSE, as selected by Standard & Poor's. Widely regarded as the standard for measuring large-cap U.S. stock market performance, the index includes exposure in all sectors and industries. An investor may not invest directly into the index.

(4) The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An investor may not invest directly into the index.

(5) The NASDAQ Composite Index is a market capitalization-weighted index of over 5,000 securities listed on NASDAQ. The index is used mainly to track technology stocks. An investor may not invest directly into the index.

Some indices are unmanaged and returns do not reflect fees and charges associated with securities.

Past performance is no guarantee of future results.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of PNC Long-Short Master Fund LLC:

We have audited the accompanying statement of assets and liabilities of PNC Long-Short Master Fund LLC (the "Fund"), including the schedule of investments, as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and financial highlights for the years ended March 31, 2009 and 2008 and for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PNC Long-Short Master Fund LLC as of March 31, 2009, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments in underlying funds, valued at $28,190,334 (94.58% of total members' capital) as of March 31, 2009, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the investment managers or general partners of the underlying funds.

DELOITTE & TOUCHE LLP

Chicago, Illinois
May 28, 2009

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  [PIE CHART]

Event Hedged Equity                      27%

Sector Hedged Equity                     21%

International Hedged Equity              18%

U.S. Hedged Equity                       15%

Trading                                  15%

Credit                                    4%

                                                                                                % OF
INVESTMENT FUNDS*                                                  COST           VALUE      MEMBERS' CAPITAL
                                                               ------------   ------------   ----------------
EVENT HEDGED EQUITY
   Castlerigg Partners, L.P.                                   $  1,354,230   $    877,293               2.94%
   Harbinger Capital Partners Fund I, L.P.                        2,151,670      2,110,038               7.08
   Owl Creek II, L.P.                                             4,000,000      4,303,459              14.44
                                                               ------------   ------------   ----------------
     Total Event Hedged Equity                                    7,505,900      7,290,790              24.46
SECTOR HEDGED EQUITY
   Artis Partners 2X (Institutional), L.P.**                      1,589,994      2,964,471               9.95
   DAFNA Fund, L.L.C., Series A**                                 1,387,404      1,758,951               5.90
   Lucas Energy Total Return Partners, L.P.                       2,460,180      1,268,950               4.26
                                                               ------------   ------------   ----------------
     Total Sector Hedged Equity                                   5,437,578      5,992,372              20.11
GLOBAL HEDGED EQUITY
   Firebird Global Fund II, L.P.                                  1,000,000        528,833               1.77
   Horseman Global Fund, L.P.**                                     857,630      2,848,431               9.56
   Kingdon Associates, L.P.                                       1,234,056      1,762,375               5.91
                                                               ------------   ------------   ----------------
     Total Global Hedged Equity                                   3,091,686      5,139,639              17.24
TRADING
   Cipher Composite Fund, L.P.                                    1,231,104      2,184,907               7.33
   Peak Select Partners L.P.                                      1,302,237      2,164,183               7.26
                                                               ------------   ------------   ----------------
     Total Trading                                                2,533,341      4,349,090              14.59
U.S. HEDGED EQUITY
   Blue Harbour Strategic Value Partners, L.P.                    4,000,000      2,822,618               9.47
   Wynnefield Partners Small Cap Value, L.P.                      1,308,773      1,522,748               5.11
                                                               ------------   ------------   ----------------
     Total U.S. Hedged Equity                                     5,308,773      4,345,366              14.58
CREDIT
   Camulos Partners, L.P.                                         2,974,842      1,073,087               3.60
                                                               ------------   ------------   ----------------
     Total Credit                                                 2,974,842      1,073,087               3.60
                                                               ------------   ------------   ----------------
   Total Investment Funds                                      $ 26,852,120   $ 28,190,344              94.58%
                                                               ============   ============   ================

*     All investments are non-income producing.

**    Fund investment fully or partially segregated to cover tender offers.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

As of March 31, 2009, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

COUNTRY                                         COST              VALUE
United States - 94.58%                       $ 26,852,120     $ 28,190,344
                                             ------------     ------------
                                             $ 26,852,120     $ 28,190,344
                                             ============     ============

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $26,852,120. Net unrealized appreciation on investments for tax purposes was $1,338,224 consisting of $6,598,327 of gross unrealized appreciation and $5,260,103 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 94.58% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

ASSETS
Investment Funds, at value (cost $26,852,120)                     $  28,190,344
Investment in registered investment company, at value
  (cost $3,986,164)*                                                  3,986,164
Receivable for fund investments sold                                  2,958,236
Dividend income receivable                                                2,016
Prepaid expenses                                                         14,241
                                                                  -------------
   Total assets                                                      35,151,001
                                                                  -------------
LIABILITIES
Due to feeder funds for tender offers                                 5,200,000
Management fee payable                                                   59,392
Administration fee payable                                               54,580
Directors' fees payable                                                   2,464
Other accrued expenses                                                   28,086
                                                                  -------------
   Total liabilities                                                  5,344,522
                                                                  -------------
   Net assets                                                     $  29,806,479
                                                                  =============
MEMBERS' CAPITAL
Capital                                                           $  19,335,296
Accumulated net investment loss                                      (2,671,865)
Accumulated net realized gain on investments                         11,804,824
Net unrealized appreciation on investments                            1,338,224
                                                                  -------------
   Members' capital                                               $  29,806,479
                                                                  =============

*     See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF OPERATIONS YEAR ENDED
MARCH 31, 2009

INVESTMENT INCOME
Dividend income                                                   $      34,629
                                                                  -------------

OPERATING EXPENSES
Management fees                                                         560,019
Administration fees                                                      92,763
Directors' fees                                                          58,795
Chief Compliance Officer fees                                             6,299
Audit and tax fees                                                       61,453
Legal fees                                                               46,063
Printing fees                                                            23,411
Tax expense                                                              17,721
Custodian fees                                                            4,638
Interest expense                                                            365
Other expenses                                                           40,018
                                                                  -------------
   Operating expenses                                                   911,545
                                                                  -------------
   Net investment loss                                                 (876,916)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      5,096,028
Net change in unrealized appreciation on investments                (14,189,559)
                                                                  -------------
   Net realized and unrealized loss on investments                   (9,093,531)
                                                                  -------------
Net decrease in members' capital from operating activities        $  (9,970,447)
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                                           $   (1,036,403)
Net realized gain on investments                                                   6,235,121
Net change in unrealized appreciation on investments                              (2,829,591)
                                                                              --------------
   Net increase in members' capital from operating activities                      2,369,127
                                                                              --------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                   1,050,500
Cost of Interests repurchased                                                     (9,282,371)
                                                                              --------------
   Net decrease in members' capital from capital transactions                     (8,231,871)
                                                                              --------------
MEMBERS' CAPITAL
Balance at beginning of year                                                      55,949,118
                                                                              --------------
Balance at end of year                                                        $   50,086,374
                                                                              ==============

FOR THE YEAR ENDED MARCH 31, 2009

FROM OPERATING ACTIVITIES

Net investment loss                                                           $     (876,916)
Net realized gain on investments                                                   5,096,028
Net change in unrealized appreciation on investments                             (14,189,559)
                                                                              --------------
   Net decrease in members' capital from operating activities                     (9,970,447)
                                                                              --------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                     700,288
Cost of Interests repurchased                                                    (11,009,736)
                                                                              --------------
   Net decrease in members' capital from capital transactions                    (10,309,448)
                                                                              --------------
MEMBERS' CAPITAL
Balance at beginning of year                                                      50,086,374
                                                                              --------------
Balance at end of year                                                        $   29,806,479
                                                                              ==============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities                                 $    (9,970,447)
Adjustments to reconcile net decrease in members' capital from operations to net cash provided by operating activities
      Net change in unrealized appreciation on investments                                      14,189,559
      Net realized gain on investments                                                          (5,096,028)
      Purchases of investments                                                                  (1,000,000)
      Proceeds from the sale of investments                                                     13,528,870
      Net purchase of short-term investments                                                    (3,986,164)
      Decrease in fund investments made in advance                                               3,000,000
      Decrease in receivable for fund investments sold                                           1,655,996
      Decrease in due from feeder funds                                                            145,410
      Decrease in dividend income receivable                                                           139
      Decrease in prepaid expenses                                                                  43,553
      Decrease in management fee payable                                                           (89,161)
      Increase in directors' fees payable                                                            2,464
      Decrease in Chief Compliance Officer fees payable                                               (843)
      Increase in administration fee payable                                                        39,778
      Decrease in line of credit facility fee payable                                              (12,500)
      Increase in other accrued expenses                                                               443
                                                                                           ---------------
        Net cash provided by operating activities                                               12,451,069
                                                                                           ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                                   700,288
Cost of Interests repurchased                                                                  (10,909,736)
Proceeds from line of credit                                                                       300,000
Repayment on line of credit                                                                       (300,000)
                                                                                           ---------------
        Net cash used in financing activities                                                  (10,209,448)
                                                                                           ---------------
        Net increase in cash and cash equivalents                                                2,241,621

CASH AND CASH EQUIVALENTS
Beginning of year                                                                               (2,241,621)
                                                                                           ---------------
End of year                                                                                $            --
                                                                                           ===============
SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                                           $           365
                                                                                           ===============

*     See Note 9 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
FINANCIAL HIGHLIGHTS

                                             YEAR           YEAR         PERIOD
                                             ENDED          ENDED         ENDED
                                           MARCH 31,      MARCH 31,     MARCH 31,
                                             2009           2008          2007+
                                          ----------     ----------   ------------
Total return (1)                              (20.74)%         4.11%         11.33%
Members' capital, end of period (000's)   $   29,806     $   50,086     $   55,949

RATIOS TO AVERAGE NET ASSETS
Net investment loss                            (1.93)%        (1.80)%        (1.92)% (3)
Operating expenses (2)                          2.00%          1.85%          1.96% (3)
Portfolio turnover rate                         2.31%         32.69%          5.78% (4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all the Members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

1.   ORGANIZATION

     PNC Long-Short Master Fund LLC, the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from PNC Long-Short Fund LLC on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds (the "Members") invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the Members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly-owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Members approved the new investment management agreement.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible Members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.   PORTFOLIO VALUATION

          The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

          The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

          Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

          In September, 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS No. 157), which provides enhanced guidance for using fair value to measure assets and liabilities. The PNC Long-Short Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

              - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

              - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

              - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at March 31, 2009:

                                                  Level 1       Level 2       Level 3          Total
                                                -----------    --------     ------------   -------------
Investments in other hedge funds                $        --    $     --     $ 28,190,344    $ 28,190,344
Investments in registered investment company      3,986,164          --               --       3,986,164
                                                -----------    --------     ------------    ------------
TOTAL                                           $ 3,986,164    $     --     $ 28,190,344    $ 32,176,508
                                                ===========    ========     ============    ============

          The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                   Change in
  Beginning                        unrealized                           Net transfers         Ending
Balance as of     Realized        appreciation/       Net purchase/     in and/or out      Balance as of
   3/31/08       gain/(loss)     (depreciation)           sales          of Level 3           3/31/09
------------    ------------     -------------        -------------     -------------      -------------
$ 49,812,745    $  5,096,028     $ (14,189,559)       $ (12,528,870)    $          --      $  28,190,344
------------    ------------     -------------        -------------     -------------      -------------

          Changes in unrealized gains (losses) included in earnings related to investments still held at reporting date were $(7,403,798).

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

          Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

          Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.   FUND EXPENSES

          The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; administrative fees; auditing fees; custodian fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expenses it incurs to its Members. In addition, the Master Fund pays the expense allocated to, and incurred by, the Members and is reimbursed by the Members through the redemption of Interests by the Members.

          The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the year ended March 31, 2009, allocations/fees for these services ranged from 1.0% to 3.0% annually for management fees and were 20% annually for the performance or incentive allocations.

     D.   INCOME TAXES

          The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. Tax years 2006, 2007 and 2008 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Master Fund is subject to other filing requirements.

          On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

     E.   INVESTMENT IN REGISTERED INVESTMENT COMPANY

          The Master Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. The Fund had entered into a Capital Support Agreement with a third-party on November 8, 2007, where the third-party provides capital to the Fund in order to keep the Fund's net asset value from dropping below $0.9950. This Capital Support Agreement was terminated as of August 1, 2008. At March 31, 2009, this investment consisted of 3,986,164 shares which amounted to 13.4% of members' capital.

     F.   SEGREGATED INVESTMENTS

          Certain investments have been segregated to finance the repurchase of Interests from tender offers.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

     G.   CAPITAL ACCOUNTS

          Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of members' capital of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

     H.   USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   MANAGEMENT FEE

          The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

     B.   ADMINISTRATION AND OTHER FEES

          The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee at an annual rate of 0.20% of members' capital of the Master Fund. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.   BOARD FEES

          Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the year ended March 31, 2009 were $58,795.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

     Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the year ended March 31, 2009, the aggregate purchases and sales of investments (excluding short-term securities) were $1,000,000 and $13,528,870, respectively.

8.   TENDER OFFERS

     On February 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2008. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,600,000 on July 31, 2008.

     On May 28, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at September 30, 2009. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received payment of $2,600,000 on October 31, 2008.

     On August 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at December 31, 2008. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received payment of $2,600,000 on January 31, 2009.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2009

     On November 24, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at March 31, 2009. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received payment of $2,600,000 on April 30, 2009.

     On February 24, 2009, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2009. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members are entitled to receive payment of $2,600,000 on or about 30 days after June 30, 2009.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the year ended March 31, 2009, the Master Fund had borrowings of $300,000 over a period of 7 days at an interest rate of 6.25%. As of March 31, 2009, there were no borrowings outstanding.

10.  RECENT ACCOUNTING PRONOUNCEMENTS

     In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Master Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Master Fund's financial position, performance, and cash flows. Management is currently evaluating the impact of the adoption of SFAS No. 161 will have on the Master Fund's financial statements and related disclosures.

     In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

PNC LONG-SHORT MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2009

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment.

INVESTMENT FUNDS                                            LIQUIDITY
Artis Partners 2X (Institutional), L.P.                     Quarterly
Blue Harbour Strategic Value Partners, L.P.                  Annually
Camulos Partners, L.P.                                      Quarterly
Castlerigg Partners, L.P.                                   Quarterly
Cipher Composite Fund, L.P.                                  Monthly
DAFNA Fund, L.L.C., Series A                                 Monthly
Firebird Global Fund II, L.P.                              Semi-Annual
Harbinger Capital Partners Fund I, L.P.                     Quarterly
Horseman Global Fund, L.P.                                   Monthly
Kingdon Associates, L.P.                                    Quarterly
Lucas Energy Total Return Partners, L.P.                     Monthly
Owl Creek II, L.P.                                           Annually
Peak Select Partners L.P.                                    Monthly
Wynnefield Partners Small Cap Value, L.P.                  Semi-Annual

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o PNC Long-Short Master Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS

                     POSITION(S)         LENGTH OF               PRINCIPAL
                      HELD WITH             TIME                OCCUPATION(S)
  NAME AND AGE          FUND               SERVED            DURING PAST 5 YEARS         OTHER DIRECTORSHIPS HELD BY DIRECTOR
----------------    ------------        -----------         --------------------       ----------------------------------------
L. White            Director            Since 2003          Retired since 2001;        PNC Alternative Strategies Master
Matthews, III                                               Chairman, Ceridian         Fund LLC, PNC Alternative Strategies
Age: 63                                                     Corporation, 2006 to       Fund LLC, PNC Alternative Strategies
                                                            present.                   TEDI Fund LLC, PNC Long-Short
                                                                                       Fund LLC, PNC Long-Short TEDI
                                                                                       Fund LLC, PNC Absolute Return Fund
                                                                                       LLC, PNC Absolute Return Master
                                                                                       Fund LLC, PNC Absolute Return TEDI
                                                                                       Fund LLC; PNC Funds, Inc.; Matrixx
                                                                                       Initiatives, Inc. (pharmaceuticals);
                                                                                       Imation Corp. (data storage products).

Edward D. Miller    Director            Since 2002          Dean and Chief             PNC Alternative Strategies Master
Age: 66                                                     Executive Officer,         Fund LLC, PNC Alternative Strategies
                                                            Johns Hopkins              Fund LLC, PNC Alternative Strategies
                                                            Medicine, January          TEDI Fund LLC, PNC Long-Short
                                                            1997 to present.           Fund LLC, PNC Long-Short TEDI
                                                                                       Fund LLC, PNC Absolute Return Fund
                                                                                       LLC, PNC Absolute Return Master
                                                                                       Fund LLC, PNC Absolute Return TEDI
                                                                                       Fund LLC; PNC Funds, Inc.; Bradmer
                                                                                       Pharmaceuticals Inc. (pharmaceuticals).

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

John R. Murphy            Director            Since 2002          Vice Chairman,                PNC Alternative Strategies Master
Age: 75                   and                                     National Geographic           Fund LLC, PNC Alternative Strategies
                          Chairman                                Society, March 1998           Fund LLC, PNC Alternative Strategies
                          of the                                  to present.                   TEDI Fund LLC, PNC Long-Short
                          Board                                                                 Fund LLC, PNC Long-Short TEDI
                                                                                                Fund LLC, PNC Absolute Return Fund
                                                                                                LLC, PNC Absolute Return Master
                                                                                                Fund LLC, PNC Absolute Return TEDI
                                                                                                Fund LLC; PNC Funds, Inc.; Omnicom
                                                                                                Group, Inc. (media and marketing
                                                                                                services); Sirsi Dynix (technology).

Thomas L. Owsley          Director            Since 2005          Retired since August          PNC Alternative Strategies Master
Age: 68                                                           2004; President, Fund LLC,    PNC Alternative Strategies
                                                                  Chief Executive  Fund LLC,    PNC Alternative Strategies
                                                                  Officer and Chief             TEDI Fund LLC, PNC Long-Short
                                                                  Operating Officer,            Fund LLC, PNC Long-Short TEDI
                                                                  Crown Central                 Fund LLC, PNC Absolute Return Fund
                                                                  Petroleum                     LLC, PNC Absolute Return Master
                                                                  Corporation 2003 to           Fund LLC, PNC Absolute Return TEDI
                                                                  August 2004: Senior           Fund LLC; PNC Funds, Inc.
                                                                  Vice President,
                                                                  General Counsel and
                                                                  Corporate Secretary,
                                                                  Crown Central
                                                                  Petroleum
                                                                  Corporation, 2001 to
                                                                  2003.

George R. Packard, III    Director            Since 2002          President, U.S.-Japan         PNC Alternative Strategies Master
Age: 77                                                           Foundation, July              Fund LLC, PNC Alternative Strategies
                                                                  1998 to present.              Fund LLC, PNC Alternative Strategies
                                                                                                TEDI Fund LLC, PNC Long-Short
                                                                                                Fund LLC, PNC Long-Short TEDI
                                                                                                Fund LLC, PNC Absolute Return Fund
                                                                                                LLC, PNC Absolute Return Master
                                                                                                Fund LLC, PNC Absolute Return TEDI
                                                                                                Fund LLC; PNC Funds, Inc.

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

INTERESTED DIRECTOR

                          POSITION            LENGTH OF
                          HELD WITH             TIME              PRINCIPAL OCCUPATION        OTHER DIRECTORSHIPS HELD BY
    NAME AND AGE            FUND               SERVED             DURING PAST 5 YEARS                DIRECTOR
---------------------    ----------          ----------          ---------------------  ------------------------------------
Decatur H. Miller (1)    Director            Since 2002          Retired.               PNC Alternative Strategies Master
Age: 76                                                                                 Fund LLC, PNC Alternative Strategies
                                                                                        Fund LLC, PNC Alternative Strategies
                                                                                        TEDI Fund LLC, PNC Long-Short
                                                                                        Fund LLC, PNC Long-Short TEDI
                                                                                        Fund LLC, PNC Absolute Return Fund
                                                                                        LLC, PNC Absolute Return Master
                                                                                        Fund LLC, PNC Absolute Return
                                                                                        TEDI Fund LLC; PNC Funds, Inc.

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which PNC Bank, N.A., the parent company of PNC Capital Advisors, Inc. ("PCA"), is also a co-trustee.

OFFICERS OF THE FUND

Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

                                                LENGTH OF
                         POSITION HELD            TIME                              PRINCIPAL OCCUPATION(S)
    NAME AND AGE           WITH FUND             SERVED                               DURING PAST 5 YEARS
--------------------     --------------        -----------          ------------------------------------------------------
Kevin A. McCreadie       President             Since 2004           President and Chief Executive Officer, PCA since
Age: 48                                                             March 2004; Chief Investment Officer, PCA since
                                                                    2002; Chief Investment Officer, PNC Wealth
                                                                    Management since 2007; Partner of Brown Investment
                                                                    Advisory & Trust Company from 1999 to 2002.

Jennifer E. Spratley     Vice President        Since                Treasurer and Vice President, PCA since September
Age: 40                  and Treasurer         March 2008           2007; Unit Leader, Fund Accounting and
                                               and                  Administration, SEI Investments Global Funds Services
                                               September            2005 to 2007; Fund Accounting Director, SEI Global
                                               2007,                Funds Services 1999 to 2007.
                                               respectively

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2009

                                                    LENGTH
                               POSITION HELD        OF TIME                              PRINCIPAL OCCUPATION(S)
   NAME AND AGE                  WITH FUND          SERVED                                 DURING PAST 5 YEARS
-------------------         -------------------   -----------          ------------------------------------------------------------
George L. Stevens           Assistant Vice        Since 2008           Director-CCO Services, Beacon Hill Fund Services, Inc.
Age: 58                     President and                              (distributor services, chief compliance officer services
                            Chief                                      and/or chief financial officer services) since 2008; Vice
                            Compliance                                 President, Citi Fund Services Ohio, Inc. from 1995 to 2008.
                            Officer

Jennifer E. Vollmer         Secretary             Since 2002           Senior Counsel, The PNC Financial Services Group, Inc.
Age: 37                                                                since March 2007; Secretary, PCA since 2001; Vice
                                                                       President, PCA 2001 to 2007.

Savonne L. Ferguson         Assistant Secretary   Since 2004           Vice President, PCA since September 2007; Assistant Vice
Age: 35                                                                President, PCA 2002 to 2007.

PNC LONG-SHORT MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2009

PORTFOLIO HOLDING DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

MANAGER AND ADMINISTRATOR
PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER
Advantage Advisers Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Mr. L. White Matthews, III. Mr.
L. White Matthews, III is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche, LLP ("D&T") related to the registrant.

D&T billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended March 31, 2009 and March 31, 2008, which are set forth in the table below. The registrant was formed on August 4, 2005 and commenced operations on July 1, 2006.

                                                    2009                                              2008
                              -------------------------------------------------  -------------------------------------------------
                               All fees and     All fees and     All other fees   All fees and     All fees and    All other fees
                              services billed    services to    and services to  services billed    services to    and services to
                                 to the           service          service           to the          service           service
                              Registrant that  affiliates that  affiliates that  Registrant that  affiliates that  affiliates that
                                 were pre-        were pre-     did not require     were pre-        were pre-     did not require
                                 approved         approved       pre-approval       approved         approved       pre-approval
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

(a)      Audit Fees(1)            $25,843             N/A               N/A           $16,000           N/A             N/A

(b)      Audit-Related Fees         N/A               N/A               N/A             N/A             N/A             N/A

(c)      Tax Fees                 $17,667             N/A               N/A           $15,750           N/A             N/A

(d)      All Other Fees             N/A               N/A               N/A             N/A             N/A             N/A

Notes:

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the registrant, its investment manager (other than its sub-adviser) or any entity controlling, controlled by, or under common control with the investment manager ("adviser affiliate"). Prior to the commencement of any audit or non-audit services to the registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) During the registrant's last two fiscal years, there were no waivers of the requirement that non-audit services provided to the registrant or any adviser affiliate be pre-approved.

(f)    Not Applicable.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $17,667 and $15,750, respectively.

(h)    Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant does not invest in voting securities. The registrant is a feeder fund that invests substantially all of its assets, through a Cayman Islands domiciled fund, in a master fund which has the same investment objective as the registrant. Pursuant to the requirements of the Investment Company Act of 1940, as amended, applicable to master-feeder fund arrangements, the registrant's voting rights with respect to the Cayman Islands fund and the master fund will pass down to the registrant's own members.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant is a feeder fund that invests substantially all of its assets, through a Cayman Islands domiciled fund, in a master fund which has the same investment objective as the master fund. The investment advisory services are provided to the master fund. As such, the following information pertains to the portfolio managers of the master fund's investment portfolio:

(a)(1) Advantage Advisers Management, L.L.C. (the "Adviser") is the investment adviser of the master fund. The Adviser is part of the Alternative Investments Group of Oppenheimer Asset Management Inc., an affiliate of Oppenheimer & Co. Inc. The Adviser's offices are located at 200 Park Avenue, 24th Floor, New York, NY 10166.

      The Adviser was formed as a Delaware limited liability company in October 1997. The Adviser is part of the Alternative Investments Group of Oppenheimer Asset Management Inc., an affiliate of Oppenheimer & Co. Inc. Oppenheimer's Alternative Investments Group provides high net worth and institutional investors with a wide range of non-traditional investment strategies and services, and currently provides clients access to alternative investment programs through its consulting services, managed account capabilities and numerous proprietary strategies.

      Oppenheimer Asset Management Inc. is the managing member of (and therefore controls) the Adviser and oversees the Adviser's provision of investment advisory services to the Master Fund. The interest of Oppenheimer Asset Management Inc. in the Adviser as it relates to the Adviser's business of providing services to the Master Fund, is represented by a separate series of interests in the Adviser relating specifically to that business. Pursuant to applicable law, the debts, liabilities and obligations of the Adviser related to that series of interests are enforceable against the assets of that series only, and not against the assets of any other series or of the Adviser generally. Similarly, the debts, liabilities and obligations of the Adviser relating to any other series of interests are not enforceable against the assets of the series relating to the Master Fund. Other series of interests in the Adviser represent interests in other business activities of the Adviser.

      Oppenheimer Asset Management Inc. is a registered investment adviser with the SEC under the Advisers Act. Its affiliate, Oppenheimer & Co. Inc., is a member of the New York Stock Exchange and other principal securities exchanges. As a registered broker-dealer, Oppenheimer & Co. Inc. is subject to the informational requirements of the Exchange Act, and in accordance therewith files reports with the SEC. Oppenheimer & Co. Inc. also is registered as an investment adviser with the SEC.

     The day-to-day management of the master fund's portfolio is the responsibility of Patrick Kane, Tom Robinson and Philip Didio.

     PATRICK KANE, Senior Managing Director, joined the Adviser in 2001 and is primarily responsible for managing the master fund's portfolio. He was, until his promotion in September 2006 to Senior Managing Director for the Alternative Investments Group of the Asset Management Division of Oppenheimer & Co. Inc. ("Opco"), a Senior Hedge Fund Due Diligence Analyst and Portfolio Manager for the fund of funds products at Opco. Mr. Kane has worked in the hedge fund industry since 1989. Before joining Opco's predecessor, CIBC World Markets Corp., in 2001, Mr. Kane worked for Dunbar Capital Management, a boutique hedge fund of funds manager. At Dunbar, he was a member of the Investment Committee, and conducted due diligence for their fund of funds. Mr. Kane previously worked for Brandywine Asset Management (1991-1999), a hedge fund manager in Thornton, PA. At Brandywine, he was the Director of Trading, responsible for all trading on the managed futures and statistical arbitrage market-neutral equity hedge funds. Before that, he worked for Tricon Investments (1989-1991), a managed futures firm in Somerset, NJ. Mr. Kane holds a B.S. from the University of Scranton.

     TOM ROBINSON, President, Oppenheimer Asset Management, Inc., joined the Adviser in 2003 and assists with due diligence and portfolio operations. He has been in the investment industry since 1971. Prior to joining Oppenheimer Asset Management Inc. in April 2003, Mr. Robinson was Chief Investment Officer of Oppenheimer Investment Advisers at CIBC World Markets Corp. since August 2001. Before joining CIBC World Markets Corp., Mr. Robinson was employed at Merrill Lynch where he was a Senior Portfolio Manager responsible for managing eight mutual funds. Additionally, with Merrill Lynch Asset Management, he held the position of Chief International Investment Strategist responsible for the firm's views on global asset allocations. Mr. Robinson also held the position of Chief International Economist, Merrill Lynch's primary spokesperson and forecaster for all international economic matters. Prior to Merrill Lynch, Mr. Robinson held positions at the American Council of Life Insurance where he was a Senior Economist and at the Bureau of Economic Analysis United States Department of Commerce where he was an Economist with the Current Business Analysis Division. Mr. Robinson was a Professorial Lecturer in Economics at the George Washington University. Mr. Robinson holds a Ph.D. in Economics and a B.A. from the George Washington University. He is also a non-degree graduate of the University of Aberdeen, Scotland.

     PHILIP DIDIO, Senior Vice President, joined the Adviser in 2006 and is primarily responsible for managing the Master Fund's portfolio. He has been in the financial services industry for over 14 years. Prior to joining Oppenheimer, Mr. DiDio headed a team responsible for finding, recommending and monitoring relative value strategies. Prior to joining FRM Research, he was a convertible bond portfolio manager for General Motors Asset Management (GMAM). At GMAM, Philip helped to overhaul their multi-manager convertible and convertible arbitrage strategies and also launched a $400m portable alpha hedge fund program where he hired managers and constructed diversified portfolios. Philip began his career as a quantitative analyst with Merrill Lynch's Convertible Research Group, and, as a structured equity portfolio manager at US Trust Company. He has written expert relative value strategy market reviews and "white papers" for over 100 institutional clients and has authored a chapter for a hedge fund compendium published by Euromoney.

(a)(2) The following table provides information relating to other accounts managed by the portfolio managers who manage day-to-day the master fund's portfolio as of March 31, 2009:

                                                       NUMBER OF
                                                       ACCOUNTS
                                                     MANAGED WITH                      TOTAL ASSETS
                                         NUMBER OF   PERFORMANCE-                      MANAGED WITH
                                         ACCOUNTS        BASED                       PERFORMANCE-BASED
                                          MANAGED    ADVISORY FEES   TOTAL ASSETS      ADVISORY FEES
                                         ---------   -------------   -------------   -----------------
PATRICK KANE
   Registered investment companies..         1             1         $ 151,616,454    $   151,616,454
   Other pooled investment vehicles.        10             9         $ 223,684,147    $   213,684,147
   Other accounts...................         0             0         $           0    $             0
TOM ROBINSON
   Registered investment companies..         1             1         $ 151,616,454    $   151,616,454
   Other pooled investment vehicles.         1             1         $  29,840,384    $    29,840,384
   Other accounts...................         0             0         $           0    $             0
PHILIP DIDIO
  Registered investment companies...         1             1         $ 151,616,454    $   151,616,454
  Other pooled investment vehicles..         1             1         $  29,840,384    $    29,840,384
  Other accounts....................         0             0         $           0    $             0

Investment advisers that are affiliated with the Adviser ("Adviser Affiliates") provide investment advisory services to various investment funds, including registered investment companies, other than the master fund. These funds may be managed by unaffiliated investment advisers ("Unaffiliated Advisers") retained by the Adviser Affiliates to act as sub-advisers or by personnel of the Unaffiliated Advisers.

Certain conflicts of interest may arise because the Adviser, the Adviser Affiliates and the Unaffiliated Advisers and their personnel may engage in investment management activities for their own accounts and the accounts of others in which the master fund has no interest. This may create actual or potential conflicts of interest with respect to investments made by the Adviser on behalf of the master fund. The Adviser may invest the assets of the master fund in Investment Funds managed by Unaffiliated Advisers (but which Investment Funds are not affiliated with the Adviser) when the Adviser believes such investment to be appropriate and consistent with the investment objective and policies of the master fund.

There may be instances of potential conflicts of interests where a purchase of, or withdrawal from, a particular Investment Fund is limited as to the amount and several funds managed by the Adviser want to invest or redeem and cannot do so to the full amount they would want. In such cases, the Adviser does a PRO RATA allocation based on the assets of each fund that is participating in the purchase or withdrawal.

(a)(3) Portfolio managers are compensated through base salary and a discretionary bonus based upon the overall performance of Oppenheimer Asset Management Inc.'s (the Adviser's parent company) operations for a given year. Portfolio manager compensation is not tied directly to the performance or the value of the assets of the master fund or any other account managed by the Adviser. Oppenheimer & Co. Inc., an affiliate of the Adviser, pays the portfolio managers' compensation in cash.

(a)(4) As of March 31, 2009, no portfolio manager was the beneficial owner of any securities in the master fund or the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Conduct for the principal executive and principal financial officers is incorporated by reference to the registrant's certified shareholder report on Form N-CSR filed with the SEC on June 9, 2008. (Reg. Nos. 811-21819, 33-128731).

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               PNC Long-Short TEDI Fund LLC

By (Signature and Title)*                  /s/ Kevin A. McCreadie
                                           ------------------------------
                                           Kevin A. McCreadie
                                           Chief Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Kevin A. McCreadie
                                           ------------------------------
                                           Kevin A. McCreadie
                                           Chief Executive Officer

Date: May 29, 2009

By (Signature and Title)*                  /s/ Jennifer E. Spratley
                                           ------------------------------
                                           Jennifer E. Spratley
                                           Chief Financial Officer

Date: May 29, 2009

*   Print the name and title of each signing officer under his or her signature.